ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Advance from customers	¥ 105,716,286		¥ 68,397,492
Customer deposits	78,975,251		55,991,264
Accrued employee payroll and welfare	72,103,194		57,367,892
Interest accrued	63,982,199		8,530,203
Other tax payable	25,092,518		15,471,552
Provision for customer loyalty program	9,048,815		7,185,774
Accrued professional service fees	7,761,195		4,316,185
Accrued advertising and promotion expense	5,785,785		17,306,922
Payable for property related purchase	0		11,354,874
Others	65,421,499		22,569,229
Total	¥ 433,886,742	$ 66,687,172	¥ 268,491,387